Document and Entity Information	9 Months Ended
Sep. 30, 2021
Document and Entity Information
Document Type	S-4
Entity Registrant Name	APOLLO STRATEGIC GROWTH CAPITAL
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001820872
Amendment Flag	false